Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained deficit		Accumulated other comprehensive loss
Balance, beginning of year at Dec. 31, 2015		$ 1,334		$ 10	$ (559)		$ (170)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		7
Stock-based compensation				1
Stock options exercised	$ 3			(2)
Earnings	183				183
Common share dividends					(26)
Other comprehensive income (loss)	(32)						(32)
Balance, end of year at Dec. 31, 2016	650	1,341	$ (96)	9	(402)	[1]	(202)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					(139)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		9
Stock-based compensation				1
Stock options exercised	2			(2)
Earnings	436				436
Common share dividends					(101)
Other comprehensive income (loss)	26						26
Balance, end of year at Dec. 31, 2017	$ 1,019	$ 1,350	$ (96)	$ 8	(67)	[1]	$ (176)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					$ 196

[1]	(i) Retained deficit comprised of: Deficit arising on cashless exercise of warrants in 201314$(263) $(263)All other retained earnings (deficit) 196 (139) $(67) $(402)